Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) (Parentheticals)	12 Months Ended
Dec. 31, 2021 shares
Statement of Stockholders' Equity [Abstract]
Sale of private placement warrants	8,250,000